Basis of Preparation - Additional Information (Details) € in Millions, $ in Millions			1 Months Ended			3 Months Ended		6 Months Ended		9 Months Ended
	Oct. 12, 2018 USD ($)	Sep. 14, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Mar. 31, 2019 USD ($)	Mar. 31, 2019 AUD ($)	Mar. 31, 2018 USD ($)	Mar. 31, 2018 EUR (€)	Mar. 31, 2019 EUR (€)	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Comprehensive gain (loss) after income tax						$ (24,806,000)	$ (21,132,000)			$ (68,897,000)		$ (14,884,000)
Net cash (outflows) in operating activities										38,704,000		54,824,000
Cash & cash equivalents						70,385,000	59,539,000			70,385,000		59,539,000			$ 37,763,000	$ 45,761,000
Maximum available additional funds on equity facility										$ 90,000,000	$ 120.0
Additional equity facility available duration										3 months	3 months
Deferred consideration up-front milestone receivable recognized		$ 20,000								$ 20,000,000
Receipt on non refundable up-front payment upon reaching product regulatory milestone										25,000,000
Revenue recognized from up-front payment as deferred consideration	$ 10,000,000
Milestone payment received										26,409,000		6,125,000
Revenue						1,249,000	1,070,000			14,755,000		15,641,000
Revenue recognized relation to patent license agreement										0		0
Milestone Revenue										11,000,000		12,834,000
TiGenix NV
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Milestone revenue relating to non-refundable up-front payment				$ 5,900,000	€ 5.0			$ 5,900,000	€ 5.0
Milestone payment received | €			€ 5.0
Revenue				$ 5,900,000	€ 5.0
TiGenix NV | Licenses to Patents
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Milestone revenue relating to non-refundable up-front payment												5,900,000	€ 5.0
Milestone Revenue												11,800,000
Top of Range | TiGenix NV
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Milestone revenue relating to non-refundable up-front payment | €														€ 10.0
Tasly
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Deferred consideration up-front milestone receivable recognized	$ 20,000,000
Revenue recognized from up-front payment as deferred consideration		$ 10,000,000
Proceeds from closing of strategic alliance												0
JCR Pharmaceuticals Co. Ltd
Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Revenue recognized relation to patent license agreement										1,000,000		1,000,000
Royalties receivable under sales-based milestones						$ 3,300,000	$ 2,500,000			$ 3,300,000		$ 2,500,000